REDEEMABLE NON-CONTROLLING INTERESTS - Schedule of Redeemable Non-controlling Interests (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Issuance of redeemable preferred shares of VIE's subsidiary	$ 4,356,074
Accretion of redeemable non-controlling interests	61,870
Foreign currency translation adjustment	223,798
Ending balance	$ 4,641,742